Guarantees and commitments - Other commitments maturity (Details 7) - CHF (SFr) SFr in Millions	Dec. 31, 2020	Dec. 31, 2019
Other commitments
Maturity less than 1 year	SFr 23,880	SFr 32,250
Maturity between 1 to 3 years	50,370	39,258
Maturity between 3 to 5 years	39,614	48,977
Maturity greater than 5 years	11,130	10,210
Total gross amount	124,994	130,695
Total net amount	121,039	125,925
Collateral received	55,479	63,363
Unused revocable credit limits	130,877	128,294
Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	3,915	4,434
Maturity between 1 to 3 years	97	163
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	0
Total gross amount	4,012	4,597
Total net amount	3,963	4,518
Collateral received	2,404	3,077
Loan commitments
Other commitments
Maturity less than 1 year	19,813	27,145
Maturity between 1 to 3 years	48,855	38,974
Maturity between 3 to 5 years	39,605	48,856
Maturity greater than 5 years	10,749	10,152
Total gross amount	119,022	125,127
Total net amount	115,116	120,436
Collateral received	53,039	60,118
Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	17	41
Maturity between 1 to 3 years	0	0
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	0
Total gross amount	17	41
Total net amount	17	41
Collateral received	17	41
Other commitments
Other commitments
Maturity less than 1 year	135	630
Maturity between 1 to 3 years	1,418	121
Maturity between 3 to 5 years	9	121
Maturity greater than 5 years	381	58
Total gross amount	1,943	930
Total net amount	1,943	930
Collateral received	19	127
Bank
Other commitments
Maturity less than 1 year	23,880	32,250
Maturity between 1 to 3 years	50,370	39,258
Maturity between 3 to 5 years	39,614	48,977
Maturity greater than 5 years	11,130	10,210
Total gross amount	124,994	130,695
Total net amount	121,039	125,925
Collateral received	55,479	63,363
Unused revocable credit limits	130,965	128,295
Bank | Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	3,915	4,434
Maturity between 1 to 3 years	97	163
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	0
Total gross amount	4,012	4,597
Total net amount	3,963	4,518
Collateral received	2,404	3,077
Bank | Loan commitments
Other commitments
Maturity less than 1 year	19,813	27,145
Maturity between 1 to 3 years	48,855	38,974
Maturity between 3 to 5 years	39,605	48,856
Maturity greater than 5 years	10,749	10,152
Total gross amount	119,022	125,127
Total net amount	115,116	120,436
Collateral received	53,039	60,118
Bank | Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	17	41
Maturity between 1 to 3 years	0	0
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	0
Total gross amount	17	41
Total net amount	17	41
Collateral received	17	41
Bank | Other commitments
Other commitments
Maturity less than 1 year	135	630
Maturity between 1 to 3 years	1,418	121
Maturity between 3 to 5 years	9	121
Maturity greater than 5 years	381	58
Total gross amount	1,943	930
Total net amount	1,943	930
Collateral received	SFr 19	SFr 127